CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ASSETS
Cash	$ 52,140	324,839	572,364
Pledged bank deposits	89,395	556,941	431,695
Accounts receivable, net	113,155	704,968	941,798
Bills receivable	4,486	27,945	39,889
Amount due from related party	5,737	35,743	0
Inventories	82,883	516,372	327,482
Income taxes receivable	337	2,098	1,932
Prepaid expenses and other receivables	9,032	56,266	51,507
Total current assets	357,165	2,225,172	2,366,667
Property and equipment, net	2,811	17,515	17,891
Intangible assets, net	20,675	128,810	154,105
Other assets	42	261	21,325
TOTAL ASSETS	380,693	2,371,758	2,559,988
LIABILITIES AND EQUITY
Accounts payable	16,513	102,878	121,538
Bank borrowings	98,561	614,045	854,234
Income taxes payable	1,148	7,155	16,046
Accrued expenses and other liabilities	5,735	35,734	22,593
Total current liabilities	121,957	759,812	1,014,411
Deferred tax liabilities	3,412	21,254	25,427
Total liabilities	125,369	781,066	1,039,838
Equity:
Common stock Par value: USD0.01 Authorized: 200,000,000 shares Issued: 43,423,556 shares in 2012 and 42,309,285 shares in 2011 Outstanding: 31,110,922 shares in 2012 and 33,560,467 shares in 2011	547	3,409	3,340
Additional paid in capital	232,484	1,448,396	1,382,521
Retained earnings	93,797	584,364	560,234
Accumulated other comprehensive loss	(19,665)	(122,513)	(128,254)
Stockholders' Equity subtotal before Treasury Stock, Total	307,163	1,913,656	1,817,841
Less cost of common stock in treasury, 12,312,634 shares in 2012 and 8,748,818 shares in 2011	(59,263)	(369,217)	(320,025)
Total Cogo Group, Inc. equity	247,900	1,544,439	1,497,816
Noncontrolling interests	7,424	46,253	22,334
Total equity	255,324	1,590,692	1,520,150
Commitments and contingencies	0	0	0
TOTAL LIABILITIES AND EQUITY	$ 380,693	2,371,758	2,559,988